Investments in Equity Affiliates, All Investments (Details)	1 Months Ended	3 Months Ended								12 Months Ended
	Aug. 31, 2014 USD ($) property	Dec. 31, 2017 USD ($)	Sep. 30, 2017 USD ($)	Jun. 30, 2017 USD ($)	Mar. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Sep. 30, 2016 USD ($)	Jun. 30, 2016 USD ($)	Mar. 31, 2016 USD ($)	Dec. 31, 2017 USD ($) item	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Investment in Equity Affiliates
Secured debt		$ 1,418,422,000				$ 728,441,000				$ 1,418,422,000	$ 728,441,000
(Loss) income from equity affiliates		(4,706,000)	$ 995,000	$ (3,000)	$ 763,000	1,801,000	$ 4,929,000	$ 4,367,000	$ 1,897,000	(2,951,000)	12,995,000	$ 12,301,000
Loans to Equity Affiliates		1,688,000								1,688,000
Loans and investments, gross		2,652,538,000								2,652,538,000
Multifamily Portfolio
Investment in Equity Affiliates
Basis of equity participation interest		1,500,000				0				$ 1,500,000	0
Percentage of equity participation redeemed										25.00%
Bridge Loans
Investment in Equity Affiliates
Loans and investments, gross		2,422,105,000								$ 2,422,105,000
Arbor Residential Investor LLC | Residential Mortgage Banking Company
Investment in Equity Affiliates
Equity Investment												$ 9,600,000
Charge for proportionate share of litigation settlement recorded										$ 5,500,000
Payment period of litigation settlement										2 years
Indirect ownership percentage										16.3%		22.5%
(Loss) income from equity affiliates										$ (1,800,000)	9,500,000	$ 6,600,000
Arbor Residential Investor LLC | Residential Mortgage Banking Company | ACM
Investment in Equity Affiliates
Percentage of ownership interest of related party in the entity												50.00%
Arbor Residential Investor LLC | Non-qualified Residential Mortgages
Investment in Equity Affiliates
Equity Investment												$ 1,700,000
Ownership percentage												50.00%
Distributions received										3,200,000	13,000,000
(Loss) income from equity affiliates										100,000	500,000
Arbor Residential Investor LLC | Additional mortgage purchases
Investment in Equity Affiliates
Equity Investment		600,000				5,900,000				$ 600,000	5,900,000	$ 7,900,000
Arbor Residential Investor LLC | Non Qualified and Additional Residential Mortgages | Maximum
Investment in Equity Affiliates
(Loss) income from equity affiliates												100,000
West Shore Cafe
Investment in Equity Affiliates
Noncontrolling interest in equity method investment (as a percent)										50.00%
Loans to Equity Affiliates		1,688,000								$ 1,688,000
West Shore Cafe | First mortgage
Investment in Equity Affiliates
(Loss) income from equity affiliates										100,000	100,000	100,000
Loans to Equity Affiliates		1,700,000								$ 1,700,000
Period of extension option										1 year
Variable rate, spread (as a percent)										4.00%
Lightstone Value Plus REIT L.P
Investment in Equity Affiliates
Equity Investment		1,900,000								$ 1,900,000
JT Prime
Investment in Equity Affiliates
Equity Investment		400,000								400,000
(Loss) income from equity affiliates										$ 200,000	200,000	200,000
Noncontrolling interest in equity method investment (as a percent)										50.00%
East River Portfolio
Investment in Equity Affiliates
Equity investment made	$ 100,000
Ownership percentage	5.00%
Number of properties owned | property	2
East River Portfolio | Chief executive officer and other related parties
Investment in Equity Affiliates
Percentage of ownership interest of related party in the entity	95.00%
East River Portfolio | Bridge Loans
Investment in Equity Affiliates
Distributions received										$ 100,000
Loans and investments, gross		1,700,000								$ 1,700,000
Variable rate, spread (as a percent)										5.50%
Basis of equity participation interest		$ 0								$ 0
Lexford Portfolio
Investment in Equity Affiliates
Noncontrolling interest										44,000
Distributions received										2,500,000	2,800,000	4,500,000
(Loss) income from equity affiliates										2,500,000	2,800,000	5,500,000
Expenses related to distribution from equity investment												$ 1,000,000
Issuers of Junior Subordinated Notes
Investment in Equity Affiliates
Equity Investment						$ 600,000					$ 600,000
Equity investment made										$ 600,000
Ownership percentage		100.00%								100.00%
Issuers of Junior Subordinated Notes | Affiliated entities
Investment in Equity Affiliates
Number of affiliate entities formed | item										2